Annual Total Returns- Federated Hermes Institutional Money Market Management (Institutional Shares) [BarChart] - Institutional Shares - Federated Hermes Institutional Money Market Management - IS	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	0.16%	0.20%	0.09%	0.06%	0.15%	0.41%	1.01%	1.98%	2.32%	0.63%